Income Tax	12 Months Ended
Dec. 31, 2020
Income Tax Disclosure [Abstract]
INCOME TAX

NOTE 12 – INCOME TAX

U.S. resident companies are taxed on their worldwide income for corporate income tax purposes at a statutory rate of 21% this reflect certain effects of the Act which includes a reduction in the corporate tax rate from 35% to 21% as well as other changes. No further taxes are payable on this profit unless that profit is distributed. If certain conditions are met, income derived from foreign subsidiaries is tax exempt in the US under applicable tax treaties to avoid double taxation.

Income of the Israeli company is taxable from 2018 onwards, at corporate tax rate of 23%.

The Company and subsidiaries have not received final tax assessments since its inception.

As of December 31, 2020, the Company and subsidiaries had carry forward losses for tax purposes of approximately $1,225 and $2,813, respectively, which can be offset against future taxable income, if any.

A.	The following is reconciliation between the theoretical tax on pre-tax income, at the tax rate applicable to the Company (federal tax rate) and the tax expense reported in the financial statements:

	Year ended December 31
	2020	2019
	US Dollars
Pretax loss	(1,368)	(1,111)
Federal tax rate	21%	21%
Income tax computed at the ordinary tax rate	287	233
Stock-based compensation	(135)	(114)
Tax in respect of differences in corporate tax rates	5	2
Losses and timing differences in respect of which no deferred taxes were generated	(157)	(121)
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B.	Deferred taxes result primarily from temporary differences in the recognition of certain revenue and expense items for financial and income tax reporting purposes. Significant components of the Company's future tax assets are as follows:

	Year ended December 31
	2020	2019
	US Dollars
Composition of deferred tax assets:
Non capital loss carry forwards	872	378
Valuation allowance	(872)	(378)
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